Property and Equipment, Net (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net
Depreciation expense	$ 11,160	$ 14,879	$ 53,200